Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$276,492,453.82	0.6743718	$242,628,751.53	0.5917774	$33,863,702.29
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$900,822,453.82	0.7013949	$866,958,751.53	0.6750280	$33,863,702.29

Weighted Avg. Coupon (WAC)	3.48%		3.47%
Weighted Avg. Remaining Maturity (WARM)	48.91		47.96
Pool Receivables Balance	$952,599,546.29		$917,400,668.26
Remaining Number of Receivables	59,995		58,997

Adjusted Pool Balance	$920,232,898.62		$886,369,196.33

III. COLLECTIONS

Principal:
Principal Collections	$34,247,581.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$238,554.26
Total Principal Collections	$34,486,136.23

Interest:
Interest Collections	$2,734,107.25
Late Fees & Other Charges	$55,308.50
Interest on Repurchase Principal	$-
Total Interest Collections	$2,789,415.75

Collection Account Interest	$516.90
Reserve Account Interest	$49.90
Servicer Advances	$-

Total Collections	$37,276,118.78

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$37,276,118.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$37,276,118.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$793,832.96	$-	$793,832.96	$793,832.96
Collection Account Interest					$516.90
Late Fees & Other Charges					$55,308.50
Total due to Servicer					$849,658.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$131,333.92		$131,333.92
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$637,222.67		$637,222.67	$637,222.67

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$35,602,960.67

9. Regular Principal Distribution Amount:					$33,863,702.29

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$33,863,702.29
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,863,702.29		$33,863,702.29
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,863,702.29		$33,863,702.29

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,739,258.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,366,647.67
Beginning Period Amount	$32,366,647.67
Current Period Amortization	$1,335,175.74
Ending Period Required Amount	$31,031,471.93
Ending Period Amount	$31,031,471.93
Next Distribution Date Required Amount	$29,724,557.62

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.11%	2.19%	2.19%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.81%	58,292	98.51%	$903,745,825.94
30 - 60 Days	0.92%	542	1.15%	$10,513,176.68
61 - 90 Days	0.22%	127	0.28%	$2,524,154.33
91 + Days	0.06%	36	0.07%	$617,511.31
		58,997		$917,400,668.26
Total
Delinquent Receivables 61 + days past due	0.28%	163	0.34%	$3,141,665.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	145	0.29%	$2,753,554.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	96	0.19%	$1,874,943.35
Three-Month Average Delinquency Ratio	0.23%		0.27%

Repossession in Current Period		62		$1,245,494.23
Repossession Inventory		125		$814,361.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$951,296.06
Recoveries				$(238,554.26)
Net Charge-offs for Current Period				$712,741.80

Beginning Pool Balance for Current Period				$952,599,546.29

Net Loss Ratio				0.90%
Net Loss Ratio for 1st Preceding Collection Period				0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$5,391,470.99
Cumulative Net Losses as a % of Initial Pool Balance				0.40%

Principal Balance of Extensions				$5,442,603.88
Number of Extensions				264

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